              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-75174
                                                       '40 Act File No. 811-3338

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 22 [x]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 23 [x]

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43218
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43218-2437
                     (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[X] on May 1, 1997 pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


================================================================================


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

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4        ITEM                                                                                          PAGE
---        ----                                                                                          ----
Part A     INFORMATION REQUIRED IN A PROSPECTUS
           Item 1.    Cover page...........................................................................3
           Item 2.    Definitions..........................................................................5
           Item 3.    Synopsis or Highlights..............................................................13
           Item 4.    Condensed Financial Information.....................................................14
           Item 5.    General Description of Registrant, Depositor, and Portfolio Companies...............17
           Item 6.    Deductions and Expenses.............................................................21
           Item 7.    General Description of Variable Annuity Contracts...................................17
           Item 8.    Annuity Period......................................................................28
           Item 9.    Death Benefit and Distributions.....................................................29
           Item 10.   Purchases and Contract Value........................................................33
           Item 11.   Redemptions.........................................................................34
           Item 12.   Taxes...............................................................................36
           Item 13.   Legal Proceedings...................................................................42
           Item 14.   Table of Contents of the Statement of Additional Information........................42

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
           Item 15.   Cover Page..........................................................................44
           Item 16.   Table of Contents...................................................................44
           Item 17.   General Information and History.....................................................44
           Item 18.   Services............................................................................44
           Item 19.   Purchase of Securities Being Offered................................................44
           Item 20.   Underwriters........................................................................45
           Item 21.   Calculation of Performance..........................................................45
           Item 22.   Annuity Payments....................................................................48
           Item 23.   Financial Statements................................................................49

Part C     OTHER INFORMATION
           Item 24.   Financial Statements and Exhibits...................................................88
           Item 25.   Directors and Officers of the Depositor.............................................89
           Item 26.   Persons Controlled by or Under Common Control with the Depositor or
                      Registrant..........................................................................91
           Item 27.   Number of Contract Owners...........................................................99
           Item 28.   Indemnification.....................................................................99
           Item 29.   Principal Underwriter...............................................................99
           Item 30.   Location of Accounts and Records...................................................101
           Item 31.   Management Services................................................................101
           Item 32.   Undertakings.......................................................................101


                                    2 of 103

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   HOME OFFICE
                                 P.O. BOX 182437
                            COLUMBUS, OHIO 43218-2437
                       1-800-451-0070, TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
              ISSUED BY THE NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      OF NATIONWIDE LIFE INSURANCE COMPANY

     The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). References throughout the prospectus to Contracts shall also mean "Certificates" issued under Group Flexible Fund Retirement Contracts. For group Contracts, references to "Contract Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Contract Owner to exercise such rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code, (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

     Purchase Payments are allocated to the Nationwide Multi-Flex Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following Sub-Accounts of the underlying Mutual Fund options:

                            DREYFUS STOCK INDEX FUND

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

                        DREYFUS VARIABLE INVESTMENT FUND

                              - Small Cap Portfolio

                            - Quality Bond Portfolio

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND

                            - Equity-Income Portfolio

                            - High Income Portfolio*

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                               - Money Market Fund

                             - Government Bond Fund

                               - Total Return Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

                              - Balanced Portfolio

                          STRONG SPECIAL FUND II, INC.


     TCI PORTFOLIOS, INC., AN AFFILIATE OF AMERICAN CENTURY COMPANIES, INC.

                                  - TCI Growth

                                 - TCI Advantage

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

                              - International Fund

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.


     This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Multi-Flex Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Multi-Flex Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P. O. Box 182437, Columbus, Ohio 43218-2437.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       1
                                    3 of 103

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 39 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                       2
                                    4 of 103

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant or Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER- The Contingent Owner is named in the application and is subject to change by the Owner at any time. If the Owner wishes to name a Contingent Owner, the Owner must do so in writing. The Contingent Owner may be the recipient of certain rights or benefits under this Contract when the Owner dies before the Annuitization Date. The Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued. For Contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date.

The Contract Owner is the person named on the application, unless changed.

CONTRACT VALUE- The sum of the value of the Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year commencing with the Date of Issue and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

                                       3
                                    5 of 103

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant. This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. The Designated Annuitant is named on the Data Page, unless changed. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in any segregated asset account.

FIXED ACCOUNT CONTRACT VALUE- The sum of the value credited to the Fixed Account including interest.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- The registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT- The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACT- A Contract which receives favorable tax treatment under the provisions of the Code, including those described in Sections 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNIFIED BILLING AUTHORITY- A program established to collect, and electronically forward to the Company, Purchase Payments from multiple employers whose employees have authorized regular Purchase Payments to Tax Sheltered Annuity Contracts pursuant to a payroll deduction authorization, resulting in the systematic updating of each Tax Sheltered Annuity Contract Owner's Contract Value and record of Purchase Payments on a predetermined basis. Unified Billing Authorities may be established (on a statewide basis) on behalf of school districts and school district employees within certain states.


VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of the underlying Mutual Fund shares held by the Variable Account such that the current net asset value of Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Multi-Flex Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate mutual fund.

                                       4
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

VARIABLE ACCOUNT CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units in the Contract.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                       5
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


                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS......................................................................................3
SUMMARY OF CONTRACT EXPENSES...................................................................................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................................................9
SYNOPSIS......................................................................................................11
CONDENSED FINANCIAL INFORMATION...............................................................................12
NATIONWIDE LIFE INSURANCE COMPANY.............................................................................15
THE VARIABLE ACCOUNT..........................................................................................15

         Dreyfus Stock Index Fund.............................................................................15
         The Dreyfus Socially Responsible Growth Fund, Inc....................................................16
         Dreyfus Variable Investment Fund.....................................................................16
         Fidelity Variable Insurance Products Fund............................................................16
         Nationwide Separate Account Trust....................................................................17
         Neuberger & Berman Advisers Management Trust.........................................................17
         Strong Special Fund II, Inc..........................................................................17
         Templeton Variable Products Series Fund..............................................................17

         TCI Portfolios, Inc., Member of the American CenturySM Investments...................................18

         Voting Rights........................................................................................18
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS.............................................19
         Mortality Risk Charge................................................................................19
         Expense Risk Charge..................................................................................19
         Contingent Deferred Sales Charge.....................................................................19
         Elimination of Contingent Deferred Sales Charge......................................................20
         Contract Maintenance Charge and Administration Charge................................................20
         Premium Taxes........................................................................................21
         Expenses of Variable Account.........................................................................21
         Investments of The Variable Account..................................................................21
         Right To Revoke......................................................................................21
         Transfers............................................................................................22
         Assignment...........................................................................................22
         Loan Privilege.......................................................................................23
         Ownership Provisions.................................................................................24
         Contingent Owner and Beneficiary Provisions..........................................................24
         Substitution of Securities...........................................................................25
         Contract Owner Inquiries.............................................................................25
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT.......................................................................25
         Value Of An Annuity Unit.............................................................................25
         Assumed Investment Rate..............................................................................25
         Frequency And Amount Of Annuity Payments.............................................................25
         Annuity Commencement Date............................................................................25
         Change In Annuity Commencement Date..................................................................26
         Change In Form Of Annuity............................................................................26
         Annuity Payment Options..............................................................................26
         Death of Contract Owner..............................................................................26
         Death Benefit Prior To The Annuitization Date........................................................27
         Death Benefit After The Annuitization Date...........................................................28
         Required Distribution For Qualified Plans or Tax Sheltered Annuities.................................28
         Required Distributions For Individual Retirement Annuities...........................................28
         Generation-Skipping Transfers........................................................................29
GENERAL INFORMATION...........................................................................................29
         Contract Owner Services..............................................................................29
         Statements and Reports...............................................................................30
         Allocation Of Purchase Payments And Contract Value...................................................30
         Value of a Variable Account Accumulation Unit........................................................31
         Net Investment Factor................................................................................31
         Valuation Of Assets..................................................................................31
         Determining The Contract Value.......................................................................31

                                       6
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


                                TABLE OF CONTENTS

                                  (CONTINUED )

         Surrender(Redemption)................................................................................31
         Surrenders Under A Qualified Plan or Tax Sheltered Annuity Contract..................................32
         Taxes................................................................................................33
         Non-Qualified Contracts..............................................................................33
         Diversification......................................................................................34
         Charge For Tax Provisions............................................................................37
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and
             Tax Sheltered Annuities..........................................................................37
         Advertising..........................................................................................37
LEGAL PROCEEDINGS.............................................................................................39
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................................................39
APPENDIX......................................................................................................41

                                       7
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


                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
      Maximum Contingent Deferred Sales Charge(1)...................    7%

-----------------------------------------------------------------------

-----------------------------------------------------------------------
         RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

  Number of Completed Years from      Contingent Deferred Sales Load
     Date of Purchase Payment                   Percentage

                 0                                  7%

                 1                                  6%

                 2                                  5%

                 3                                  4%

                 4                                  3%

                 5                                  2%

                 6                                  1%

                 7                                  0%
-----------------------------------------------------------------------

ANNUAL CONTRACT MAINTENANCE CHARGE(2)..............................   $30

   1 Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge ("CDSC"). This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against Purchase Payments (see "Contingent Deferred Sales Charge").


   2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge"). For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contractual modifications, the Contract Maintenance Charge shall be waived in those states in which a Unified Billing Authority Program, or any such similar program, is being utilized to process Purchase Payments.


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


VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges............................................................    1.25%
       Administration Charge.........................................................................    0.05%
             Total Variable Account Annual Expenses..................................................    1.30%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

-------------------------------------------------------------------------------------------------
                                             Management Fees   Other Expenses     Total Mutual
                                                                                 Fund Expenses
-------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                          0.27%             0.12%            0.39%
-------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund      0.69%             0.58%            1.27%
-------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund-Quality          0.61%             0.20%            0.81%
Bond Portfolio
-------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Small Cap        0.75%             0.08%            0.83%
Portfolio
-------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio         0.51%             0.10%            0.61%
-------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio           0.60%             0.11%            0.71%
-------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                         0.50%             0.01%            0.51%
-------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                            0.50%             0.02%            0.52%
-------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                            0.50%             0.01%            0.51%
-------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management            0.85%             0.19%            1.04%
Trust-Balanced Portfolio
-------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                      1.00%             0.20%            1.20%
-------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth                   1.00%             0.00%            1.00%
-------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Advantage                1.00%             0.00%            1.00%
-------------------------------------------------------------------------------------------------
Templeton Variable Products Series                0.50%             0.50%            1.00%
Fund-International Fund
-------------------------------------------------------------------------------------------------

   3 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values under the Variable Account. The management fees and other expenses are not currently subject to fee waivers or expense reimbursements.


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


                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

---------------------------------------------------------------------------------------------------------------
                          If you surrender your       If you do not surrender        If you annuitize your
                       Contract at the end of the   your Contract at the end of   Contract at the end of the
                         applicable time period      the applicable time period     applicable time period
---------------------------------------------------------------------------------------------------------------
                      1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs. 10 Yrs. 1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index     90    105    131     224      20     60    104     224     *      60    104     224
Fund
---------------------------------------------------------------------------------------------------------------
Dreyfus Socially        99    133    177     317      29     88    150     317     *      88    150     317
Responsible Growth
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable        94    119    153     270      24     74    126     270     *      74    126     270
Investment
Fund-Quality Bond
Portfolio
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable        94    119    154     272      24     74    127     272     *      74    127     272
Investment Fund-
Small Cap Portfolio
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-      92    112    143     248      22     67    116     248     *      67    116     248
Equity-Income
Portfolio
---------------------------------------------------------------------------------------------------------------
Fidelity VIP            93    116    148     259      23     71    121     259     *      71    121     259
Fund-High Income
Portfolio
---------------------------------------------------------------------------------------------------------------
NSAT-Government Bond    91    109    137     237      21     64    110     237     *      64    110     237
Fund
---------------------------------------------------------------------------------------------------------------
NSAT-Money Market       91    110    138     239      21     65    111     239     *      65    111     239
Fund
---------------------------------------------------------------------------------------------------------------
NSAT-Total Return       91    109    137     237      21     64    110     237     *      64    110     237
Fund
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman      96    126    165     293      26     81    138     293     *      81    138     293
Advisers Management
Trust-Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------
Strong Special Fund     98    131    173     310      28     86    146     310     *      86    146     310
II, Inc.
---------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-   96    125    163     289      26     80    136     289     *      80    136     289
TCI Advantage
---------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-   96    125    163     289      26     80    136     289     *      80    136     289
TCI Growth
---------------------------------------------------------------------------------------------------------------
Templeton Variable      96    125    163     289      26     80    136     289     *      80    136     289
Products Series
Fund-International
Fund
---------------------------------------------------------------------------------------------------------------

* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.


     The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Multi-Flex Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


                                       10
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

                                    SYNOPSIS

       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company. The Company will waive the Contingent Deferred Sales Charge under Tax Sheltered Annuity (403(b)) Contracts and 401 Contracts when the Contract Owner has participated in the Contract for 10 years with active deferrals, dies, becomes disabled, experiences a hardship, separates from service and has participated in the Contract for 5 years, or annuitizes after completing 2 years in the Contract (see "Contingent Deferred Sales Charge").


       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. The $30 Contract Maintenance Charge will be waived if the Purchase Payments made under a Tax Sheltered Annuity Contract are processed through a Unified Billing Authority. (This waiver is available for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which the insurance authorities in a state having Unified Billing Authority approve applicable contract modifications.) The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").


       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of the Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").


                                       11
                                   13 of 103

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                         ACCUMULATION UNIT    ACCUMULATION                          NUMBER OF
                               VALUE           UNIT VALUE      PERCENT CHANGE     ACCUMULATION
                            AT BEGINNING         AT END        IN ACCUMULATION   UNITS AT END OF
         FUND                OF PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------
Dreyfus Socially            10.039093          13.333625           32.82%             94,479       1995
                        -----------------------------------------------------------------------------------
Responsible Growth          10.000000          10.039093            0.39%             16,111       1994
                        -----------------------------------------------------------------------------------
Fund-Q
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index         10.227308          13.807559           35.01%            489,045       1995
                        -----------------------------------------------------------------------------------
Fund - Q                    10.271065          10.227308           -0.43%            297,344       1994
                        -----------------------------------------------------------------------------------
                            10.000000          10.271065            2.71%             65,529       1993
-----------------------------------------------------------------------------------------------------------
Dreyfus Variable            10.000000          10.493309            4.93%              9,201       1995
                        -----------------------------------------------------------------------------------
Investment Fund-Quality

Bond Portfolio-Q

-----------------------------------------------------------------------------------------------------------
Dreyfus Variable            10.374796          13.249127           27.70%            709,274       1995
                        -----------------------------------------------------------------------------------
Investment Fund-Small       10.000000          10.374796            3.75%            137,041       1994
                        -----------------------------------------------------------------------------------
Cap Portfolio-Q

-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-   10.808255          14.412060           33.34%          2,504,171       1995
                        -----------------------------------------------------------------------------------
Income Portfolio-Q          10.227513          10.808255            5.68%          1,591,113       1994
                        -----------------------------------------------------------------------------------
                            10.000000          10.227513            2.28%            345,527       1993
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -High      9.895223          11.779381           19.04%            210,727       1995
                        -----------------------------------------------------------------------------------
Income Portfolio-Q          10.000000          9.895223            -1.05%             33,204       1994
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman          12.077573          14.753402           22.16%          1,697,674       1995
                        -----------------------------------------------------------------------------------
Advisers Management         12.661508          12.077573           -4.61%          1,651,413       1994
                        -----------------------------------------------------------------------------------
Trust-Balanced              12.050347          12.661508            5.07%          1,478,589       1993
                        -----------------------------------------------------------------------------------
Portfolio-Q                 11.299008          12.050347            6.65%            743,274       1992
                        -----------------------------------------------------------------------------------
                            10.000000          11.299008           12.99%             13,232       1991
-----------------------------------------------------------------------------------------------------------
NSAT-Money Market           18.790546          19.595876            4.29%          1,618,571       1995
                        -----------------------------------------------------------------------------------
Fund-Q*                     18.325918          18.790546            2.54%          1,636,119       1994
                        -----------------------------------------------------------------------------------
                            18.069824          18.325918            1.42%          1,647,900       1993
                        -----------------------------------------------------------------------------------
                            17.705124          18.069824            2.06%          1,840,923       1992
                        -----------------------------------------------------------------------------------
                            16.950132          17.705124            4.45%          2,323,043       1991
                        -----------------------------------------------------------------------------------
                            15.891433          16.950132            6.66%          2,678,914       1990
                        -----------------------------------------------------------------------------------
                            14.760926          15.891433            7.66%          2,395,888       1989
                        -----------------------------------------------------------------------------------
                            13.935064          14.760926            5.93%          2,117,718       1988
                        -----------------------------------------------------------------------------------
                            13.264408          13.935064            5.06%          1,894,196       1987
                        -----------------------------------------------------------------------------------
                            12.611459          13.264408            5.18%          1,403,782       1986
-----------------------------------------------------------------------------------------------------------
NSAT-Government             25.138302          29.463573           17.21%          3,276,421       1995
                        -----------------------------------------------------------------------------------
Bond Fund-Q                 26.318797          25.138302           -4.49%          3,538,336       1994
                        -----------------------------------------------------------------------------------
                            24.348055          26.318797            8.09%          3,946,493       1993
                        -----------------------------------------------------------------------------------
                            22.869936          24.348055            6.46%          2,650,975       1992
                        -----------------------------------------------------------------------------------
                            19.854919          22.869936           15.19%          1,805,156       1991
                        -----------------------------------------------------------------------------------
                            18.372987          19.854919            8.07%          1,291,591       1990
                        -----------------------------------------------------------------------------------
                            16.331709          18.372987           12.50%          1,182,905       1989
                        -----------------------------------------------------------------------------------
                            15.312739          16.331709            6.65%          1,184,100       1988
                        -----------------------------------------------------------------------------------
                            15.295126          15.312739            0.12%          1,190,140       1987
                        -----------------------------------------------------------------------------------
                            13.449373          15.295126           13.72%            948,476       1986
-----------------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Separate Account Trust Money Market Fund as of December 31, 1995 was 3.78%.

                                       12
                                   14 of 103

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                         ACCUMULATION UNIT    ACCUMULATION                          NUMBER OF
                               VALUE           UNIT VALUE      PERCENT CHANGE     ACCUMULATION
                            AT BEGINNING         AT END        IN ACCUMULATION   UNITS AT END OF
         FUND                OF PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------
NSAT-Total Return           40.575816          51.701438           27.42%          5,049,123       1995
                        -----------------------------------------------------------------------------------
Fund-Q                      40.671816          40.575816           -0.24%          5,094,417       1994
                        -----------------------------------------------------------------------------------
                            37.150744          40.671816            9.48%          4,467,810       1993
                        -----------------------------------------------------------------------------------
                            34.794462          37.150744            6.77%          3,578,781       1992
                        -----------------------------------------------------------------------------------
                            25.454897          34.794462           36.69%          2,974,227       1991
                        -----------------------------------------------------------------------------------
                            28.044760          25.454897           -9.23%          2,734,562       1990
                        -----------------------------------------------------------------------------------
                            25.094601          28.044760           11.76%          2,897,067       1989
                        -----------------------------------------------------------------------------------
                            21.178453          25.094601           18.49%          2,746,255       1988
                        -----------------------------------------------------------------------------------
                            21.612441          21.178453           -2.01%          2,885,264       1987
                        -----------------------------------------------------------------------------------
                            18.212306          21.612441           18.67%          2,541,305       1986
-----------------------------------------------------------------------------------------------------------
Strong Special Fund II,     10.000000          10.456863            4.57%             14,374       1995
                        -----------------------------------------------------------------------------------
Inc.-Q

-----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-       11.312248          13.035463           15.23%            513,818       1995
                        -----------------------------------------------------------------------------------
TCI Advantage-Q             11.343435          11.312248           -0.27%            518,729       1994
                        -----------------------------------------------------------------------------------
                            10.757355          11.343435            5.45%            467,066       1993
                        -----------------------------------------------------------------------------------
                            11.325089          10.757355           -5.01%            319,109       1992
                        -----------------------------------------------------------------------------------
                            10.000000          11.325089           13.25%             10,677       1991
-----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-       12.711014          16.447846           29.40%          1,986,887       1995
                        -----------------------------------------------------------------------------------
TCI Growth-Q                13.030369          12.711014           -2.45%          1,855,905       1994
                        -----------------------------------------------------------------------------------
                            11.967533          13.030369            8.88%          1,492,249       1993
                        -----------------------------------------------------------------------------------
                            12.290177          11.967533           -2.63%            846,374       1992
                        -----------------------------------------------------------------------------------
                            10.000000          12.290177           22.90%             18,446       1991
-----------------------------------------------------------------------------------------------------------
Templeton Variable           9.913613          11.329203           14.28%            503,599       1995
                        -----------------------------------------------------------------------------------
Products Series Fund-       10.000000           9.913613           -0.86%            161,196       1994
                        -----------------------------------------------------------------------------------
International Fund-Q
------------------------------------------------------------------------------------------------ ---------
Dreyfus Socially            10.039093          13.333625           32.82%              7,847       1995
                        ----------------------------------------------------------------------------------
Responsible Growth          10.000000          10.039093            0.39%              1,221       1994
                        ----------------------------------------------------------------------------------
Fund-NQ
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index         10.227308          13.807559           35.01%            210,808       1995
                        ----------------------------------------------------------------------------------
Fund - NQ                   10.271065          10.227308           -0.43%            185,724       1994
                        ----------------------------------------------------------------------------------
                            10.000000          10.271065            2.71%            100,168       1993
----------------------------------------------------------------------------------------------------------
Dreyfus Variable            10.000000          10.493309            4.93%                626       1995
                        ----------------------------------------------------------------------------------
Investment Fund-Quality

Bond Portfolio-NQ
----------------------------------------------------------------------------------------------------------
Dreyfus Variable            10.374796          13.249127           27.70%             57,885       1995
                        ----------------------------------------------------------------------------------
Investment Fund-Small       10.000000          10.374796            3.75%             21,950       1994
                        ----------------------------------------------------------------------------------
Cap Portfolio-NQ

----------------------------------------------------------------------------------------------------------
Fidelity VIP                10.808255          14.412060           33.34%          1,004,513       1995

Fund-Equity-
                        ----------------------------------------------------------------------------------
Income Portfolio-NQ         10.227513          10.808255            5.68%            917,381       1994
                        ----------------------------------------------------------------------------------
                            10.000000          10.227513            2.28%            368,492       1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP-Fund-High      9.895223           11.779381           19.04%             11,249       1995
                        ----------------------------------------------------------------------------------
Income Portfolio-NQ         10.000000          9.895223            -1.05%              2,726       1994
----------------------------------------------------------------------------------------------------------
Neuberger & Berman          12.077573          14.753402           22.16%            728,876       1995
                        ----------------------------------------------------------------------------------
Advisers Management         12.661508          12.077573           -4.61%            844,181       1994
                        ----------------------------------------------------------------------------------
Trust-Balanced              12.050347          12.661508            5.07%            927,960       1993

Portfolio-
                        ----------------------------------------------------------------------------------
NQ                          11.299008          12.050347            6.65%            370,418       1992
                        ----------------------------------------------------------------------------------
                            10.000000          11.299008           12.99%             14,765       1991
----------------------------------------------------------------------------------------------------------


                                       13
                                   15 of 103

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                          ACCUMULATION      ACCUMULATION                           NUMBER OF
                           UNIT VALUE        UNIT VALUE     PERCENT CHANGE IN    ACCUMULATION
                          AT BEGINNING         AT END       ACCUMULATION UNIT   UNITS AT END OF
          FUND              OF PERIOD         OF PERIOD           VALUE           THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------
NSAT-Money Market           20.416267         21.291272            4.29%             665,100       1995
                         ---------------------------------------------------------------------------------
Fund-NQ*                    19.911440         20.416267            2.54%             831,132       1994
                         ---------------------------------------------------------------------------------
                            19.633190         19.911440            1.42%             819,892       1993
                         ---------------------------------------------------------------------------------
                            19.236937         19.633190            2.06%           1,117,454       1992
                         ---------------------------------------------------------------------------------
                            18.416623         19.236937            4.45%           1,684,322       1991
                         ---------------------------------------------------------------------------------
                            17.266332         18.416623            6.66%           2,083,996       1990
                         ---------------------------------------------------------------------------------
                            16.038015         17.266332            7.66%           2,127,690       1989
                         ---------------------------------------------------------------------------------
                            15.140691         16.038015            5.93%           2,219,382       1988
                         ---------------------------------------------------------------------------------
                            14.412005         15.140691            5.06%           2,567,315       1987
                         ---------------------------------------------------------------------------------
                            13.702570         14.412005            5.18%           2,840,571       1986
----------------------------------------------------------------------------------------------------------
NSAT-Government Bond        25.147577         29.474435           17.21%           1,618,704       1995
                         ---------------------------------------------------------------------------------
Fund-NQ                     26.328516         25.147577           -4.49%           1,893,807       1994
                         ---------------------------------------------------------------------------------
                            24.357055         26.328516            8.09%           2,350,137       1993
                         ---------------------------------------------------------------------------------
                            22.878402         24.357055            6.46%           1,501,470       1992
                         ---------------------------------------------------------------------------------
                            19.862268         22.878402           15.19%             976,874       1991
                         ---------------------------------------------------------------------------------
                            18.379796         19.862268            8.07%             750,363       1990
                         ---------------------------------------------------------------------------------
                            16.337763         18.379796           12.50%             756,058       1989
                         ---------------------------------------------------------------------------------
                            15.318418         16.337763            6.65%             845,602       1988
                         ---------------------------------------------------------------------------------
                            15.300795         15.318418            0.12%           1,034,597       1987
                         ---------------------------------------------------------------------------------
                            13.454359         15.300795           13.72%             985,017       1986
----------------------------------------------------------------------------------------------------------
NSAT-Total Return           39.408735         50.214359           27.42%           2,273,685       1995
                         ---------------------------------------------------------------------------------
Fund-NQ                     39.501981         39.408735           -0.24%           2,360,160       1994
                         ---------------------------------------------------------------------------------
                            36.082181         39.501981            9.48%           2,184,517       1993
                         ---------------------------------------------------------------------------------
                            33.793676         36.082181            6.77%           1,671,604       1992
                         ---------------------------------------------------------------------------------
                            24.722750         33.793676           36.69%           1,370,409       1991
                         ---------------------------------------------------------------------------------
                            27.238121         24.722750           -9.23%           1,268,584       1990
                         ---------------------------------------------------------------------------------
                            24.372817         27.238121           11.76%           1,476,049       1989
                         ---------------------------------------------------------------------------------
                            20.569309         24.372817           18.49%           1,458,246       1988
                         ---------------------------------------------------------------------------------
                            20.990807         20.569309           -2.01%           1,853,494       1987
                         ---------------------------------------------------------------------------------
                            17.688466         20.990807           18.67%           1,823,424       1986
----------------------------------------------------------------------------------------------------------
Strong Special Fund II,     10.000000         10.456863            4.57%               1,437       1995
                         ---------------------------------------------------------------------------------
Inc.-NQ
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-.      11.312248         13.035463           15.23%             209,516       1995
                         ---------------------------------------------------------------------------------
TCI Advantage-NQ            11.343435         11.312248           -0.27%             237,606       1994
                         ---------------------------------------------------------------------------------
                            10.757355         11.343435            5.45%             225,188       1993
                         ---------------------------------------------------------------------------------
                            11.325089         10.757355           -5.01%             163,922       1992
                         ---------------------------------------------------------------------------------
                            10.000000         11.325089           13.25%               3,898       1991
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI    11.822996         13.802855           16.75%              25,000       1995
                         ---------------------------------------------------------------------------------
Advantage-                  11.701906         11.822996            1.03%              25,000       1994
                         ---------------------------------------------------------------------------------
NQ (Depositor Only)         10.953160         11.701906            6.84%              25,000       1993
                         ---------------------------------------------------------------------------------
                            11.380926         10.953160           -3.76%              25,000       1992
                         ---------------------------------------------------------------------------------
                            10.000000         11.380926           13.81%              25,000       1991
----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-       12.711014         16.447846           29.40%             956,826       1995
                         ---------------------------------------------------------------------------------
TCI Growth-NQ               13.030369         12.711014           -2.45%           1,058,520       1994
                         ---------------------------------------------------------------------------------
                            11.967533         13.030369            8.88%             984,830       1993
                         ---------------------------------------------------------------------------------
                            12.290177         11.967533           -2.63%             508,166       1992
                         ---------------------------------------------------------------------------------
                            10.000000         12.290177           22.90%              25,910       1991
----------------------------------------------------------------------------------------------------------
Templeton Variable          9.913613          11.329203           14.28%              39,371       1995
                         ---------------------------------------------------------------------------------
Products Series Fund-       10.000000         9.913613            -0.86%              24,273       1994
                         ---------------------------------------------------------------------------------
International Fund-NQ
----------------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Separate Account Trust Money Market Fund as of December 31, 1995 was 3.78%.

                                       14
                                   16 of 103

                        NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

       The Company is ranked and rated by independent financial rating services, among which are Moody's Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts. A summary of investment objectives is contained in the description of each underlying Mutual Fund option below. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-325-6434, TDD 1-800-238-3035 or writing P.O. Box 182437, Columbus, Ohio 43218-2437.

       The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Funds or Mutual Funds which are involved in the conflict.

DREYFUS STOCK INDEX FUND

       The Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

                                       15
                                   17 of 103

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capitol Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND

       Dreyfus Variable Investment Fund is an open-end, diversified management investment company, known as a mutual fund, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser.

- THE DREYFUS QUALITY BOND PORTFOLIO

       Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Quality Bond Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Series net assets will consist of obligation of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and corporations which, at the time of purchase by the Series, are rated at least A by Moody's or Standard & Poor's, or determined to be of comparable quality by The Dreyfus Corporation. The Quality Bond Portfolio also may invest in Municipal Obligations. In addition, at least 65% of the value of the Series assets (except when maintaining a temporary defensive position) will be invested in bond, debentures and other debt instruments.

- SMALL CAP PORTFOLIO

       Investment Objective: Seeks to maximize capital appreciation. The portfolio invests principally in common stocks. This portfolio will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

       The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the fund's manager.

- EQUITY-INCOME PORTFOLIO

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index.

- HIGH INCOME PORTFOLIO

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

           o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

           o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of


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

       principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

NATIONWIDE SEPARATE ACCOUNT TRUST


       Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company organized under the laws of Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended. The Trust offers shares in three separate underlying Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity Contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.


- MONEY MARKET FUND

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

- GOVERNMENT BOND FUND

       Investment Objective: The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

- TOTAL RETURN FUND

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

       Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

- BALANCED PORTFOLIO

       Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

STRONG SPECIAL FUND II, INC.

       The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

       Templeton Variable Products Series Fund is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life


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

insurance policies offered by life insurance companies The investment manager is Templeton Investment Counsel, Inc.

- INTERNATIONAL FUND

       Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.


TCI PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) INVESTMENTS

       TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American CenturySM Investments, TCI Portfolios is managed by Investors Research Corporation.


- TCI GROWTH

       Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

- TCI ADVANTAGE

       Investment Objective: Current income and capital growth. The fund will seek to achieve its objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Contract Owners whose Contract Value is measured by Accumulation Units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account.

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

       The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having a voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account which is an amount computed on a daily basis, which is equal on an annual rate of 0.80% of the daily net asset value of the Variable Account. The deduction of the Mortality Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The deduction of the Expense Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, (see "Elimination of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its Distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The gross Distribution allowance which may be paid on the sale of these Contracts is 6.0% of Purchase Payments.

       If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be deducted by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be deducted against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.

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



THE CONTINGENT DEFERRED SALES CHARGE APPLIES TO PURCHASE PAYMENTS AS FOLLOWS:

      NUMBER OF COMPLETED       CONTINGENT DEFERRED        NUMBER OF COMPLETED       CONTINGENT DEFERRED
      YEARS FROM DATE OF           SALES CHARGE            YEARS FROM DATE OF           SALES CHARGE
      PURCHASE  PAYMENT             PERCENTAGE             PURCHASE PAYMENT             PERCENTAGE
             0                         7%                         4                         3%
             1                         6%                         5                         2%
             2                         5%                         6                         1%
             3                         4%                         7                         0%

       Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account. The Contract Owner may be subject to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       The Company will waive the Contingent Deferred Sales Charges under Tax Sheltered Annuities and Qualified Contracts and SEP-IRA Contracts when:

1. The Plan Participant has participated in the Contract for 10 years of active deferrals;

2.   The Plan Participant dies;

3. The Plan Participant experiences a hardship (as defined by Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions;

4.   The Plan Participant annuitizes after completing 2 years in the Contract;

5. The Plan Participant has separated from service (as defined in Code Section 401(k)(2)(B)) and participated in this Contract for 5 years; or

6. The Plan Participant becomes disabled (within the meaning of Code Section 72(m)(7)).

       For Non-Qualified Contracts and IRA Contracts other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

1.   the Designated Annuitant dies; or

2.   the Contract Owner annuitizes after 2 years in the Contract.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company, or any of its affiliated insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract. Sales without commissions or other standard Distribution expenses can result in the elimination of Contingent Deferred Sales Charge.

       In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE


       Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which insurance authorities (in a state having a Unified Billing Authority) approve applicable Contract modifications, the Contract Maintenance Charge will be waived if the purchase Payments made under the Contract are processed though a Unified Billing Authority. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These

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


charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.

       In any Contract Year when a Contract is surrendered for its full value on any day other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. The amount of the Contract Maintenance Charge may, however, be decreased or eliminated by the Company when the Company determines that multiple purchases would result in reduced administrative expenses. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person or where it is prohibited by state law.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administration expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       Deductions from and expenses paid out of the assets of the underlying Mutual Fund options are described in each of the underlying Mutual Funds' prospectuses. The Company deducts from the assets of the Variable Account the types of expenses covered by the charges described above. These total expenses for the fiscal year ended December 31, 1995, were 1.59% of average net assets.

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Funds specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Funds to which he or she desires to have Purchase Payments attributable to his or her Contract allocated. Such election is subject to any minimum Purchase Payment limitations which may be imposed by the underlying Mutual Funds designated. The election as to allocation of Purchase Payments or as to transfers of the Contract Value from one Sub-Account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       Any Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, the Contract must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                       21
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

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. The Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. The Owner may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account to the Variable Account (see "Interest Rate Guarantee Period"). Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Guaranteed Interest Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect the privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment. Individual Retirement Annuities, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any contract values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the assigned amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract to be included in gross income each year that the assignment is in effect.

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





LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from their Contract Value, subject to the terms of the Contract, the Plan, and the Code, which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities, are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed Account and Variable Account in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.



       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.



       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the Employer.


                                       23
                                   25 of 103

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, Non Qualified Contracts and SEP-IRA accounts are not eligible for loans.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. The Designated Annuitant may become the Contract Owner on and after the Annuitization Date subject to the terms elected at Annuitization. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract may be issued.

       If the Owner dies prior to the Annuitization Date, contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Benefit Prior To The Annuitization Date" provision. After the Annuitization Date, ownership will be determined based on the Annuity Payment Option.

       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner or Contingent Owner at any time, but such change may be subject to state and federal gift taxes, and may be treated as an assignment of the Contract for income tax purposes. Such an assignment would result in a deemed Distribution of the value of the Contract. Any new choice of Contract Owner or Contingent Owner will automatically revoke any prior choice of Contract Owner or Contingent Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner or Contingent Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner or Contingent Owner will not apply to any payment made or action taken by the Company prior to the time it was received and recorded.

       The Contract Owner may request a change in the Designated Annuitant or Contingent Designated Annuitant before the Annuitization Date under the following conditions: (1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company;
(3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.

CONTINGENT OWNER AND BENEFICIARY PROVISIONS

       The Contingent Owner is the person (or persons) who may receive certain benefits under the Contract if the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change. Unless the Contingent Owner (or Joint Owner) is also the named Beneficiary (or Contingent Beneficiary, if applicable), the Contingent Owner (or Joint Owner) shall have no rights in the Contract if the Contract Owner/Annuitant dies. If a Contract Owner/Annuitant dies, disposition of the Contract shall be determined based on the "Death Benefit Prior to the Annuitization Date" provisions.

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office,


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will take effect as of the time the written notice was signed, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Funds described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts or substitute one or more underlying Mutual Funds for other underlying Mutual Funds. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182437, Columbus, Ohio 43218-2437, or calling 1-800-325-6434, TDD 1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected, and the amounts of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment. Once Variable Annuity payments begin, the Owner may exchange amounts among the Sub-Account options once per year.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.


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CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

       Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE DESIGNATED ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 OF THIS PROVISION, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Designated Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If a Beneficiary is payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Contracts issued in connection with Qualified Plans, Tax Sheltered Annuities and Individual Retirement Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

       Any Annuity Payment Option not set forth in the Contract which is satisfactory to both the Company and the Annuitant may be selected.

DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

       (1) In the event the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract less any applicable deductions (which may include Contingent Deferred Sales Charge), must be distributed within 5 years. Such Distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or estate to receive the Distribution. In the alternative,


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              the Designated Annuitant or Contingent Owner (where one is named)
              may elect to receive Distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's life expectancy and such annuity must begin within one year following the date of the Contract Owner's death.

              In the event the Designated Annuitant is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Contract Owner are the same person, a Distribution will be made in accordance with the "Death Benefit Prior To The Annuitization Date" provision, provided, however, that all Distributions made as a result of the death of the Contingent Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner.

       (2) In the event the Contract Owner/Designated Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Designated Annuitant's death.

         If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1) above, regardless of whether a Contingent Annuitant has also been named. The Distribution will take the form of either:

       (a) the Death Benefit described below (if the Annuitant has died and there is no Contingent Annuitant), or, in all other cases,

       (b) the benefit described in Section (1) of this provision, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is still living, or to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in Section (1) of this provision.

B. Contracts issued in connection with Qualified Plans, Individual Retirement Annuities, or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract or Code concerning Distributions upon the death of the Owner/Designated Annuitant (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").

DEATH BENEFIT PRIOR TO THE ANNUITIZATION DATE

       The Death Benefit is payable to the Beneficiary unless the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both 1) due proof of death and 2) an election for
a) a single sum payment or b) Annuity Payment Option.

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. If the Designated Annuitant dies prior to the first day of the calendar month after his or her 75th birthday, the amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, increased at an annual rate of 5% simple interest from the date of each Purchase Payment, for each full year the payment has been in force, less any amounts surrendered, or (ii) the Contract Value.

       The amount of the Death Benefit will be equal to the Contract Value if the Contract Owner has requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday, the Company has approved the request, and the Designated Annuitant dies after such date.


       Insurance regulations in the States of New York and North Carolina do not permit the Death Benefit as described above. For Contracts issued in the states of New York and North Carolina the amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value. Likewise, the Death Benefit will be the greater of
(I) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value, for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which insurance authorities approve applicable Contract modifications in state jurisdictions in which a Unified Billing Authority is utilized in processing Purchase Payments. The amount


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of the Death Benefit will be limited to the Contract Value if the Annuity
Commencement Date is deferred beyond the Designated Annuitant's 75th birthday.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless:

(a) In the case of a Tax Sheltered Annuity, Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distributions from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless:

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(a)    The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

       IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

       DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $5,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100.

       In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Guaranteed Interest Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

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       The Company reserves the right to discontinue offering Dollar Cost
Averaging upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed at the end of each calendar quarter detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported in quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 Purchase Payment minimum for employer sponsored deduction programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

       The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the


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Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the NSAT Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner, deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value.


                                      31
                                   33 of 103

"Proper written application" means that the surrender must be requested in writing by the Contract Owner, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, surviving joint owner or other eligible guarantor as defined by the federal securities laws), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge, and also in the case of a full surrender, less the Contract Maintenance Charge (see "Contingent Deferred Sales Charge" and "Contract Maintenance Charge and Administration Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code(403(b)(7) Custodial Accounts), may be executed only-

       1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A. above for Tax Sheltered Annuities apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

                                       32
                                   34 of 103

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

         A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to a Qualified Domestic Relations Order will not be considered to be in violation of restrictions stated in this provision.

         The surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

       The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. Contract Owners should consult with their financial or tax advisor to discuss in detail their particular tax situation and the use of their Contract.

       Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) Individual Retirement Annuities and Individual Retirement Accounts; (3) Tax Sheltered Annuities; or (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to Participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

NON-QUALIFIED CONTRACTS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to Annuitization are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, or any portion of the Contract which is assigned or pledged; and for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity Contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations.) Distributions prior to Annuitization with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the



                                       33
                                   35 of 103

Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities, immediate annuities, and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, it will generally be considered to have been purchased on the purchase date of the Contract given up in the exchange.

       Section 72 of the Code also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59 1/2, the death or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Contract Owner or Designated Annuitant selects an annuity for life or life expectancy, or begins a predefined series of withdrawals based on a life expectancy, and changes the method of payment before the expiration of 5 years and the attainment of age 59 1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Contract Owner or Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an annuity contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year of the death of the Contract Owner. If the Contract Owner's beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant has been named (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

       Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Code.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been


                                       34
                                   36 of 103
received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in the area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

       The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on Distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity.

Distributions which may not be rolled over are those which are:

          1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or;

          2.   a required minimum Distribution.

       Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to an appropriate plan as described in this provision.

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account.

       The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

                                       35
                                   37 of 103

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as will average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       A "yield" and "effective yield" may also be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying Mutual Fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report), is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying Mutual Funds in specified categories. The rankings may or may not include the effects of sales or other charges.

       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                                       36
                                   38 of 103

Below are quotations of standardized average annual total return and non-standardized average annual total return for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------

      SUB-ACCOUNT OPTIONS            1 Year to         5 Years to          Life of Fund to     Date Fund Effective
                                     12/31/95           12/31/95              12/31/95
---------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           24.42%                N/A                 11.26%              10-06-93
Growth Fund
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               26.61%               11.80%                7.61%              09-29-89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            10.46%               6.81%                 6.13%              09-01-95
Fund-Quality Bond Portfolio
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            19.30%               54.17%               49.66%              08-31-90
Fund-Small Cap Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP                           24.94%              17.36%                 9.02%              10-09-86
Fund-Equity-Income Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          10.64%              15.11%                 7.61%*             09-19-85
Portfolio
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers            13.76%               6.74%                 6.62%              02-28-89
Management Trust-Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               8.81%               5.26%                 5.78%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                 -4.11%              -0.42%                 1.81%*             11-10-81
---------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 19.02%              12.73%                 8.79%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           15.79%                N/A                 14.12%              09-01-95
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI                6.83%                N/A                  2.32%              08-01-91
Advantage
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth        21.00%              10.77%                 8.65%              11-20-87
---------------------------------------------------------------------------------------------------------------------
Templeton Variable Products             5.88%                N/A                  7.66%              05-01-92
Series Fund-International Fund
---------------------------------------------------------------------------------------------------------------------

*   Represents 10 years to 12-31-95.


                                       37
                                   39 of 103

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------

      SUB-ACCOUNT OPTIONS           1 Year to            5 Years to          Life of Fund to     Date Fund Effective
                                     12/31/95             12/31/95              12/31/95
---------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           32.52%                N/A                 16.74%              10-06-93
Growth Fund
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               34.71%               14.24%               10.57%              09-29-89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            18.56%               9.44%                 9.16%              09-01-95
Fund-Quality Bond Portfolio
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            27.40%               57.75%               53.70%              08-31-90
Fund-Small Cap Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP                           33.04%              19.54%                11.61%              10-09-86
Fund-Equity-Income Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          18.74%              17.21%                 9.81%*             09-19-85
Portfolio
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers            21.85%               9.35%                 9.02%              02-28-89
Management Trust-Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund              16.91%               7.96%                 7.94%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.99%               2.66%                 4.26%*             11-10-81
---------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 27.12%              15.01%                10.79%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           23.89%                N/A                 17.34%              09-01-95
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI               14.93%                N/A                  5.87%              08-01-91
Advantage
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth        29.10%               13.16%               11.12%              11-20-87
---------------------------------------------------------------------------------------------------------------------
Templeton Variable Products            13.98%                N/A                 11.24%              05-01-92
Series Fund-International Fund
---------------------------------------------------------------------------------------------------------------------

*    Represents 10 years to 12-31-95.

                                       38
                                   40 of 103

                                LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


       The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                           PAGE
General Information and History..............................................................................1
Services.....................................................................................................1
Purchase of Securities Being Offered.........................................................................1
Underwriters.................................................................................................2
Calculation of Performance...................................................................................2
Underlying Mutual Fund Performance Summary...................................................................3
Annuity Payments.............................................................................................5
Financial Statements.........................................................................................6


                                       39
                                   41 of 103

                                    APPENDIX

       Purchase Payments under the guaranteed interest portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the Fixed Account portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Multi-Flex Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the amount of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period"). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


                                       40
                                   42 of 103

                     ANNUITY PAYMENT PERIOD FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.


                                       41
                                   43 of 103

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1997

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                  BY THE NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1996. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, One Nationwide Plaza, Columbus, Ohio 43218-2437, or calling 1-800-325-6434, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculation of Performance............................................................................................2
Underlying Mutual Fund Performance History............................................................................3
Annuity Payments......................................................................................................5
Financial Statements..................................................................................................6

GENERAL INFORMATION AND HISTORY

       The Nationwide Multi-Flex Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $57 billion as of December 31, 1995. The Company is the largest annuity provider in the United States for public sector deferred compensation programs, and has received the exclusive endorsement to provide annuity products in connection with the deferred compensation programs sponsored by the National Association of Counties (NACo) and the United States Conference of Mayors (USCM). In addition, the Company is the only annuity provider for the National Education Association (NEA) members endorsed by the NEA.

SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.


       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Fund options. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.


       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, reserves the right to restrict transfers to the Fixed Account to 25% for any 12 month period. Contract Owners may transfer a portion of the Contract Value of the Fixed Account to


                                       1
                                   44 of 103
the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period" located in the prospectus). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period.

       Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS


       The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43218, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994, and 1993, no underwriting commissions were paid by the Company to NAS.


CALCULATION OF PERFORMANCE

       All performance advertising shall include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized total return advertised by other variable annuity separate accounts. Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the Prospectus). No deduction is made for premium taxes which may be assessed by certain states.

       Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is a fixed per contract charge.

       The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized total return will be based on the rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

       Below are the quotations of standardized average annual total return and non-standardized average annual total return, calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                                       2
                                   45 of 103

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------
      SUB-ACCOUNT OPTIONS          1 Year to              5 Years to        Life of Fund to     Date Fund Effective
                                    12/31/95               12/31/95            12/31/95
---------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           24.42%                N/A                 11.26%              10-06-93
Growth Fund
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               26.61%               11.80%                7.61%              09-29-89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            10.46%               6.81%                 6.13%              09-01-95
Fund-Quality Bond Portfolio
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            19.30%               54.17%               49.66%              08-31-90
Fund-Small Cap Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP                           24.94%              17.36%                 9.02%              10-09-86
Fund-Equity-Income Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          10.64%              15.11%                 7.61%*             09-19-85
Portfolio
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers            13.76%               6.74%                 6.62%              02-28-89
Management Trust-Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               8.81%               5.26%                 5.78%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                 -4.11%              -0.42%                 1.81%*             11-10-81
---------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 19.02%              12.73%                 8.79%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           15.79%                N/A                 14.12%              09-01-95
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI                6.83%                N/A                  2.32%              08-01-91
Advantage
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth        21.00%              10.77%                 8.65%              11-20-87
---------------------------------------------------------------------------------------------------------------------
Templeton Variable Products             5.88%                N/A                  7.66%              05-01-92
Series Fund-International Fund
---------------------------------------------------------------------------------------------------------------------

*  Represents 10 years to 12-31-95.

                                       3
                                   46 of 103

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------
      SUB-ACCOUNT OPTIONS            1 Year to           5 Years to          Life of Fund to     Date Fund Effective
                                      12/31/95            12/31/95              12/31/95
---------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           32.52%                N/A                 16.74%              10-06-93
Growth Fund
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               34.71%               14.24%               10.57%              09-29-89
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            18.56%               9.44%                 9.16%              09-01-95
Fund-Quality Bond Portfolio
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            27.40%               57.75%               53.70%              08-31-90
Fund-Small Cap Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP                           33.04%              19.54%                11.61%              10-09-86
Fund-Equity-Income Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          18.74%              17.21%                 9.81%*             09-19-85
Portfolio
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers            21.85%               9.35%                 9.02%              02-28-89
Management Trust-Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund              16.91%               7.96%                 7.94%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.99%               2.66%                 4.26%*             11-10-81
---------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 27.12%              15.01%                10.79%*             11-08-82
---------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           23.89%                N/A                 17.34%              09-01-95
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI               14.93%                N/A                  5.87%              08-01-91
Advantage
---------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth        29.10%               13.16%               11.12%              11-20-87
---------------------------------------------------------------------------------------------------------------------
Templeton Variable Products            13.98%                N/A                 11.24%              05-01-92
Series Fund-International Fund
---------------------------------------------------------------------------------------------------------------------

*  Represents 10 years to 12-31-95.

       Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Fund. For the period ended December 31, 1995, the Nationwide Separate Account Trust Money Market Fund Sub-Account's unit value yield and effective unit value yield were 3.78% and 3.86%, respectively.

       The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other


                                       4
                                   47 of 103

Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base or another method of calculation is used.

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                       5
                                   48 of 103

                  Separate Account and Life Company Financials*

     *To be added by post-effective amendment to the Registration Statement

                                       6
                                   49 of 103

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

               (a) To be filed by Financial Statements:

                   (1) Financial statements and schedules included        PAGE
                       in Prospectus
                       (Part A):

                       Condensed Financial Information.                    14

                   (2) Financial statements and schedules included         50
                       in Part B:

                       Those financial statements and schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

               Nationwide Multi-Flex Variable Account:

                       Independent Auditors' Report.                       50

                       Statement of Assets, Liabilities and Contract       51
                       Owners' Equity as of December 31, 1995.

                       Statements of Operations and Changes in             53
                       Contract Owners' Equity for the years ended
                       December 31, 1995, 1994 and 1993.

                       Notes to Financial Statements.                      54

                       Schedules of Changes in Unit Value.                 57

               Nationwide Life Insurance Company:

                       Independent Auditors' Report.                       59

                       Consolidated Balance Sheets as of December          60
                       31, 1995 and 1994.

                       Consolidated Statements of Income for the           61
                       years ended December 31, 1995, 1994 and 1993.

                       Consolidated Statements of Shareholder's Equity     62
                       for the years ended December 31, 1995, 1994 and 1993.

                       Consolidated Statements of Cash Flows for           63
                       the years ended December 31, 1995, 1994 and 1993.

                       Notes to Consolidated Financial Statements.         64

                       Schedule I - Summary of Investments - Other         84
                       Than Investments in Related Parties

                       Schedule III - Supplementary Insurance Information  85

                       Schedule IV - Reinsurance                           86

                       Schedule V - Valuation and Qualifying Accounts      87


                                   87 of 103

Item 24.      (b)  Exhibits

                       (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 2-75174), and hereby incorporated by reference.

                       (2)    Not Applicable

                       (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement (File No. 2-75174), and hereby incorporated by reference.

                       (4) The form of the variable annuity contract - Filed previously with the Registration Statement (File No. 2-75174), and hereby incorporated by reference.

                       (5)    Variable Annuity Application - Filed
                              previously with the Registration Statement
                              (File No. 2-75174), and hereby incorporated by reference.

                       (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement (File No. 2-75174), and hereby incorporated by reference.

                       (7)    Not Applicable

                       (8)    Not Applicable

                       (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 2-75174) and hereby incorporated by reference.

                       (10)   Not Applicable

                       (11)   Not Applicable

                       (12)   Not Applicable

                       (13)   Performance Advertising Calculation
                              Schedule - Filed previously with the
                              Registration Statement (File No. 2-75174) and hereby incorporated by reference.



                                   88 of 103

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR
                   Lewis J. Alphin                                        Director
                   519 Bethel Church Road
                   Mount Olives, NC  28365

                   Keith W. Eckel
                   1647 Falls Road
                   Clarks Summit, PA 18411                                Director

                   Willard J. Engel                                       Director
                   1100 East Main Street
                   Marshall, MN 56258

                   Fred C. Finney                                         Director
                   1558 West Moreland Road
                   Wooster, OH 44691

                   Charles L. Fuellgraf, Jr.                              Director
                   600 South Washington Street
                   Butler, PA  16001

                   Joseph J. Gasper                         President and Chief Operating Officer
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215

                   Henry S. Holloway                                   Chairman of the
                   1247 Stafford Road                                       Board
                   Darlington, MD  21034

                   D. Richard McFerson                      Chairman and Chief Executive Officer-
                   One Nationwide Plaza                        Nationwide Insurance Enterprise
                   Columbus, OH  43215                                  and Director

                   David O. Miller                                        Director
                   115 Sprague Drive
                   Hebron, Ohio  43025

                   C. Ray Noecker                                         Director
                   2770 State Route 674 South
                   Ashville, OH 43103

                   James F. Patterson                                     Director
                   8765 Mulberry Road
                   Chesterland, OH  44026


                                   89 of 103

                          NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
                           BUSINESS ADDRESS                                     WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, Ohio  43215

                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                             Deferred Compensation
                          Columbus, OH  43215


                                   90 of 103

                          NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
                           BUSINESS ADDRESS                                     WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                         Annuity and Pension Actuarial
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                                   Pensions
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                        Individual Investment Products
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                           Associate General Counsel
                          Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries


                                   91 of 103

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide

         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Investment Securities Agent

         Colonial County Mutual insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               California                        Insurance Company
         California

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies placed
                                                                                       through Brokers

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Insurance Broker

         Companies Annuity Agency of Texas,            Texas                           Insurance Broker
         Inc.

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company

                                   92 of 103

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Insurance Agency
         Agency of Ohio

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                       Supplement Insurance

         InHealth Agency, Inc.                          Ohio                           Insurance Agency

         InHealth Management Systems, Inc.              Ohio                           Develops and operates Managed Care Delivery
                                                                                       System

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid health plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility

     **  National Casualty Company                    Michigan                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

                                   93 of 103

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to
                                                                                       form or acquire the control of other
                                                                                       corporations

         Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real
                                                                                       estate

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Insurance Company

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company



                                   94 of 103

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Property Management, Inc.           Ohio                           Owns, leases, manages and deals in Real
                                                                                       Property

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of     Massachusetts                       Life Insurance Agency
         Massachusetts, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Public Employees Benefit Services            Delaware                         Marketing and Administration of Deferred
         corporation                                                                   Employee Compensation Plans for Public

                                                                                       Employees

                                   95 of 103

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         Wausau Business Insurance Company            Illinois                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

     **  West Coast Life Insurance Company           California                        Life Insurance Company


                                   96 of 103



                                                                          NO. VOTING SECURITIES
                                                       STATE           (SEE ATTACHED CHART) UNLESS
                        COMPANY                   OF ORGANIZATION          OTHERWISE INDICATED             PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Life Separate Account No. 1         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account

      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Contracts

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Contracts

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts
      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts


                                   97 of 103

                             Organizational Charts*

     *To be added by post-effective amendment to the Registration Statement


                                   98 of 103

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1997 was 31,671 and 973, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

         (b)                             NATIONWIDE ADVISORY SERVICES, INC.
                                               DIRECTORS AND OFFICERS

                                                                 POSITIONS AND OFFICES
   NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, Ohio  43215

D. Richard McFerson                                            Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Gordon E. McCutchan
One Nationwide Plaza                                              Executive Vice President-Law and
Columbus, OH  43215                                               Corporate Services and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, Ohio  43215


                                   99 of 103

  (b)                    NATIONWIDE ADVISORY SERVICES, INC.
                                DIRECTORS AND OFFICERS

Robert J. Woodward                 Executive Vice President - Chief Investment
One Nationwide Plaza                           Officer and Director
Columbus, Ohio 43215

W. Sidney Druen                             Senior Vice President and
One Nationwide Plaza                           General Counsel and
Columbus, OH  43215                            Assistant Secretary

James F. Laird, Jr.                         Vice President and General
One Nationwide Plaza                                 Manager
Columbus, OH  43215

Peter J. Neckermann                               Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                          Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Rae I. Mercer                                       Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                   Treasurer
One Nationwide Plaza
Columbus, Ohio  43215


              (c) NAME OF       NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR       BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                -----------        -----------            -------------      -----------         ------------
                 Nationwide            N/A                      N/A                N/A                N/A
                  Advisory
                  Services,
                    Inc.



                                   100 of 103

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).



                                   101 of 103

                                   Offered by
                        Nationwide Life Insurance Company

                        NATIONWIDE LIFE INSURANCE COMPANY

                     Nationwide Multi-Flex Variable Account

                  Individual Deferred Variable Annuity Contract

                                   PROSPECTUS


                                   May 1, 1997




                                   102 of 103

                                   SIGNATURES

       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of February, 1997.

                               NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                           ---------------------------------------------
                                          (Registrant)

                                 NATIONWIDE LIFE INSURANCE COMPANY
                           ---------------------------------------------
                                           (Depositor)

                                        By/s/JOSEPH P. RATH
                           ---------------------------------------------
                                         Joseph P. Rath
                                       Vice President and
                                    Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of February 1997.

             SIGNATURE                                    TITLE
LEWIS J. ALPHIN                                          Director
------------------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                           Director
------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                         Director
------------------------------------------
Willard J. Engel

FRED C. FINNEY                                           Director
------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                Director
------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                President/Chief Operating Officer and Director
------------------------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                                    Chairman of the Board and Director
-----------------------------------------
Henry S. Holloway

                                               Chairman and Chief Executive Officer - Nationwide
D. RICHARD MCFERSON                                      Insurance Enterprise and Director
------------------------------------------
D. Richard McFerson

DAVID O. MILLER                                          Director
------------------------------------------
David O. Miller

C. RAY NOECKER                                           Director
------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President- Chief Financial Officer
------------------------------------------
Robert A. Oakley

JAMES F. PATTERSON                                       Director                           By /s/ JOSEPH P. RATH
------------------------------------------                                       ------------------------------------------
James F. Patterson                                                                           Joseph P. Rath

ARDEN L. SHISLER                                         Director                            Attorney-in-Fact
------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                        Director
------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                          Director
------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                          Director
------------------------------------------
Harold W. Weihl

                                   103 of 103

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director